Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Sep. 30, 2022	Jun. 08, 2022	Sep. 13, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001125	$ 0.001125	$ 0.001125	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001125	$ 0.001125	$ 0.001125	$ 0.0001
Common stock, shares authorized	883,000,000	883,000,000	883,000,000	450,000,000
Common stock, shares issued	54,375,000	45,375,000		450,000,000
Common stock, shares outstanding	54,375,000	45,375,000